Loans - Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Jun. 30, 2025
Loans individually evaluated for impairment [Member] | Loans individually evaluated [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		$ 1,437	$ 2,647
Loans individually evaluated for impairment [Member] | Loans acquired with deteriorated credit quality [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment	[1]	88	136
Loans individually evaluated for impairment [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		1,523	2,783
Loans individually evaluated for impairment [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment
Loans individually evaluated for impairment [Member] | One- to four-family [Member] | Loans individually evaluated [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		1,246	1,720
Loans individually evaluated for impairment [Member] | One- to four-family [Member] | Loans acquired with deteriorated credit quality [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment	[1]	88	136
Loans individually evaluated for impairment [Member] | One- to four-family [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		1,332	1,856
Loans individually evaluated for impairment [Member] | One- to four-family [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment
Loans individually evaluated for impairment [Member] | Nonresidential real estate [Member] | Loans individually evaluated [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		191	927
Loans individually evaluated for impairment [Member] | Nonresidential real estate [Member] | Loans acquired with deteriorated credit quality [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment	[1]
Loans individually evaluated for impairment [Member] | Nonresidential real estate [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		191	927
Loans individually evaluated for impairment [Member] | Nonresidential real estate [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment
Loans Collectively Evaluated For Impairment [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		320,162	326,635
Total loans acquired with deteriorated credit quality		321,685	329,418
Loans Collectively Evaluated For Impairment [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		2,257	2,170
Total loans acquired with deteriorated credit quality		2,257	2,170
Loans Collectively Evaluated For Impairment [Member] | One- to four-family [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		238,699	249,482
Loans Collectively Evaluated For Impairment [Member] | One- to four-family [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		1,734	1,690
Loans Collectively Evaluated For Impairment [Member] | Nonresidential real estate [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		32,652	30,771
Loans Collectively Evaluated For Impairment [Member] | Nonresidential real estate [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		233	230
Loans Collectively Evaluated For Impairment [Member] | Multi-family [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		13,987	15,505
Loans Collectively Evaluated For Impairment [Member] | Multi-family [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		97	86
Loans Collectively Evaluated For Impairment [Member] | Construction [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		11,793	9,314
Loans Collectively Evaluated For Impairment [Member] | Construction [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		109	70
Loans Collectively Evaluated For Impairment [Member] | Land [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		1,866	1,508
Loans Collectively Evaluated For Impairment [Member] | Land [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment			24
Loans Collectively Evaluated For Impairment [Member] | Farm [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		1,756	3,023
Loans Collectively Evaluated For Impairment [Member] | Farm [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		9	16
Loans Collectively Evaluated For Impairment [Member] | Commercial and Industrial [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		493	691
Loans Collectively Evaluated For Impairment [Member] | Commercial and Industrial [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		3	7
Loans Collectively Evaluated For Impairment [Member] | Loans on deposits [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		488	813
Loans Collectively Evaluated For Impairment [Member] | Loans on deposits [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment
Loans Collectively Evaluated For Impairment [Member] | Home equity [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		17,792	14,643
Loans Collectively Evaluated For Impairment [Member] | Home equity [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		62	36
Loans Collectively Evaluated For Impairment [Member] | Automobile [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		122	134
Loans Collectively Evaluated For Impairment [Member] | Automobile [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		1	1
Loans Collectively Evaluated For Impairment [Member] | Unsecured [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		514	751
Loans Collectively Evaluated For Impairment [Member] | Unsecured [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and Investment in Loans by Portfolio Class [Line Items]
Total loans evaluated for impairment		$ 9	$ 10

[1]	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.